SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
Subsequent events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
The Group has evaluated subsequent events through February 26, 2021, which is the date the Consolidated Financial Statements were authorized for issuance.
Mr. Roberto Cingolani resigned from his role as non-executive Director and member of the Governance and Sustainability Committee of the Board of Directors with effect from February 13, 2021, following his appointment as a Minister of the Italian Government.
On February 22, 2021 Ferrari and Richard Mille signed a multi-year partnership agreement, which will see the Haute Horlogerie brand become sponsor and licensee for the Prancing Horse.
On February 26, 2021, the Board of Directors of Ferrari N.V. recommended to the Company’s shareholders that the Company declare a dividend of €0.867 per common share, totaling approximately €160 million. The proposal is subject to the approval of the Company’s shareholders at the Annual General Meeting to be held on April 15, 2021.